Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 1,993,920	$ 1,830,085	$ 1,980,771
Voyage expenses	(127,847)	(112,218)	(138,283)
Vessel operating expenses	(809,319)	(806,152)	(813,326)
Time-charter hire expense	(67,219)	(103,646)	(130,739)
Depreciation and amortization	(422,904)	(431,086)	(455,898)
General and administrative	(140,917)	(140,958)	(144,296)
Asset impairments (note 18b)	(4,759)	(167,605)	(432,196)
Loan loss recoveries (provisions) (note 18b)	2,521	(748)	(1,886)
Net gain (loss) on sale of vessels, equipment and other assets (note 18a)	13,509	1,995	(6,975)
Restructuring charges (note 20)	(9,826)	(6,921)	(7,565)
Income (loss) from vessel operations	427,159	62,746	(150,393)
Interest expense	(208,529)	(181,396)	(167,615)
Interest income	6,827	9,708	6,159
Realized and unrealized (loss) gain on non-designated derivative instruments (note 15)	(231,675)	18,414	(80,352)
Equity income (note 23)	128,114	136,538	79,211
Foreign exchange gain (loss) (notes 8 and 15)	13,431	(13,304)	(12,898)
Other (loss) income (note 14)	(1,152)	5,646	366
Net income (loss) before income taxes	134,175	38,352	(325,522)
Income tax (expense) recovery (note 21)	(10,173)	(2,872)	14,406
Net income (loss)	124,002	35,480	(311,116)
Less: Net (income) loss attributable to non-controlling interests	(178,759)	(150,218)	150,936
Net loss attributable to shareholders of Teekay Corporation	$ (54,757)	$ (114,738)	$ (160,180)
Per common share of Teekay Corporation (note 19)
Basic loss attributable to shareholders of Teekay Corporation	$ (0.76)	$ (1.63)	$ (2.31)
Diluted loss attributable to shareholders of Teekay Corporation	$ (0.76)	$ (1.63)	$ (2.31)
Cash dividends declared	$ 1.2650	$ 1.2650	$ 1.2650
Weighted average number of common shares outstanding (note 19)
Basic	72,066,008	70,457,968	69,263,369
Diluted	72,066,008	70,457,968	69,263,369